Debt - Additional Information (Detail) - USD ($)					1 Months Ended	2 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2022	Feb. 02, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2021	May 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 01, 2024	Sep. 22, 2023	Aug. 01, 2023	Sep. 22, 2022	Mar. 31, 2022	Dec. 01, 2021	Sep. 01, 2021	Mar. 29, 2021
Debt Instrument [Line Items]
Proceeds From Convertible Debt							$ 21,750,000		$ 13,500,000	$ 16,775,000
Debt Payable				$ 67,159,000	$ 67,159,000				67,159,000
Long Term Debt				34,386,000	34,386,000				$ 34,386,000
Debt Instrument Final Payment Fee Charged As Percentage Of Principal Amount									3.00%
Debt Instrument Carrying Amount				35,446,000	35,446,000				$ 35,446,000
Interest Expense									2,419,000	1,028,000
Payment of issuance costs										134,000
Convertible notes				16,800,000	16,800,000				16,800,000	16,800,000
Repayments of Debt							2,732,000	$ 265,000
Equipment Financing [Member] | Maximum [Member]
Debt Instrument [Line Items]
Deferred offering costs debt issuance costs				16.3	16.3				16.3
Equipment Financing [Member] | Minimum [Member]
Debt Instrument [Line Items]
Deferred offering costs debt issuance costs				13.2	13.2				13.2
Warrant [Member] | Master Equipment Financing Agreement [Member] | Equipment Financing [Member]
Debt Instrument [Line Items]
Fair Value Of warrants In Debt Issuance Cost				$ 100,000	$ 100,000				100,000
Prepayment Year One [Member]
Debt Instrument [Line Items]
Long Term Debt Prepayment Amount As A Percentage Of Principal													3.00%
Prepayment Year Two [Member]
Debt Instrument [Line Items]
Long Term Debt Prepayment Amount As A Percentage Of Principal													2.00%
Trinity Capital [Member] | Master Equipment Financing Agreement [Member] | Equipment Financing [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt									$ 400,000
Warrants Issued				146,325	146,325				146,325
Long Term Debt																		$ 11,300,000
Debt Instrument Current Borrowings Capacity																	$ 5,000,000
Debt Instrument Unused Borrowing Capacity																	6,300,000
Interest Rate									3.25%
Debt Instrument Advances Drawn				$ 11,300,000	$ 11,300,000				$ 11,300,000
Long Term Debt Repayment Period in Months									36
Debt Instrument Carrying Amount				13,300,000	13,300,000				$ 13,300,000
Horizon Term Loan [Member]
Debt Instrument [Line Items]
Long Term Debt				14,418,000	14,418,000				$ 14,418,000
Debt Instrument Unused Borrowing Capacity													$ 10,000,000
Debt Instrument Maturity Date									Feb. 01, 2023
Debt Instrument Maturity Date									Jul. 01, 2025
Proceeds from Issuance of Debt									$ 600,000
Fair Value Of warrants In Debt Issuance Cost				400,000	400,000				400,000
Debt Issuance Cost				600,000	600,000				600,000
Debt Instrument Carrying Amount				$ 15,000,000	$ 15,000,000				$ 15,000,000
Debt Instrument, Interest Rate, Effective Percentage				9.00%	9.00%				9.00%
Strike price				5.26	5.26				5.26
Percentage of public trading value of shares to number of warrants to be issued				90.00%	90.00%				90.00%
Fair value of warrants issuable				$ 500,000	$ 500,000				$ 500,000
Derivative instrument option to borrow debt principal amount				100,000	100,000				100,000
Horizon Term Loan [Member] | Warrant [Member]
Debt Instrument [Line Items]
Fair Value Of warrants In Debt Issuance Cost				$ 400,000	$ 400,000				$ 400,000
Horizon Term Loan [Member] | Horizon Technology Finance Corporation [Member] | Powerscourt Investments XXV, LP (Horizon) [Member]
Debt Instrument [Line Items]
Long Term Debt																$ 25,000,000
Debt instrument Current Borrowings Capacity																15,000,000
Horizon Term Loan [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Percentage of warrants obligated to issue during period															80.00%
Percentage of loan commitment				3.00%	3.00%				3.00%
Silicon Valley Bank Term Loan [Member]
Debt Instrument [Line Items]
Long Term Debt				$ 9,775,000	$ 9,775,000				$ 9,775,000
Debt Instrument Unused Borrowing Capacity																	5,000,000
Debt Instrument Maturity Date									Sep. 01, 2024
Debt Instrument Final Payment Fee Charged As Percentage Of Principal Amount									4.00%
Proceeds from Issuance of Debt									$ 300,000
Warrants Issued				34,427	34,427				34,427
Debt Issuance Cost				$ 400,000	$ 400,000				$ 400,000
Debt Instrument Carrying Amount				$ 10,000,000	$ 10,000,000				$ 10,000,000
Debt Instrument, Interest Rate, Effective Percentage				3.50%	3.50%				3.50%
Silicon Valley Bank Term Loan [Member] | Warrant [Member]
Debt Instrument [Line Items]
Fair Value Of warrants In Debt Issuance Cost				$ 200,000	$ 200,000				$ 200,000
Silicon Valley Bank Term Loan [Member] | Prepayment Year One [Member]
Debt Instrument [Line Items]
Long Term Debt Prepayment Amount As A Percentage Of Principal														3.00%
Silicon Valley Bank Term Loan [Member] | Prepayment Year Two [Member]
Debt Instrument [Line Items]
Long Term Debt Prepayment Amount As A Percentage Of Principal												2.00%
Silicon Valley Bank Term Loan [Member] | Prepayment Year Three [Member]
Debt Instrument [Line Items]
Long Term Debt Prepayment Amount As A Percentage Of Principal											1.00%
Silicon Valley Bank Term Loan [Member] | Silicon Valley Bank [Member] | Loan And Security Agreement [Member]
Debt Instrument [Line Items]
Long Term Debt																	15,000,000
Debt instrument Current Borrowings Capacity																	10,000,000
Two Thousand And Twenty One PIPE Notes [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Proceeds From Convertible Debt					$ 35,300,000
Debt Instrument, Interest Rate, Effective Percentage				5.40%	5.40%				5.40%
Two Thousand And Twenty Notes [Member]
Debt Instrument [Line Items]
Interest Payable				$ 600,000	$ 600,000				$ 600,000	1,400,000
Two Thousand And Twenty Notes [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Proceeds From Convertible Debt						$ 16,800,000
Interest Payable				$ 1,400,000	$ 1,400,000				$ 1,400,000	$ 600,000
Term of Maturity						2 years
Debt instrument interest rate						5.00%
Debt instrument convertible discounted conversion price				85.00%	85.00%				85.00%
Debt instrument convertible period for right to receive royalty payments									15 years
Payment of issuance costs									$ 100,000
Pipe Notes [Member] | Convertible Debt [Member] | Prior Year End [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																$ 13,500,000
PIPE Instruments [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Payable				$ 13,500,000	$ 13,500,000				13,500,000
PIPE Instruments [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Proceeds From Convertible Debt			$ 21,800,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Debt Instrument [Line Items]
Debt Payable				67,159,000	67,159,000				67,159,000
Long Term Debt							$ 31,558,000
Debt Instrument Final Payment Fee Charged As Percentage Of Principal Amount							3.00%
Debt Instrument Carrying Amount				35,446,000	35,446,000		$ 32,386,000		35,446,000
Convertible notes				16,800,000	16,800,000				16,800,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Series D Preferred Stock [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued		10,100,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Warrant [Member] | Master Equipment Financing Agreement [Member] | Equipment Financing [Member]
Debt Instrument [Line Items]
Fair Value Of warrants In Debt Issuance Cost							100,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Prepayment Year One [Member]
Debt Instrument [Line Items]
Long Term Debt Prepayment Amount As A Percentage Of Principal													3.00%
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Prepayment Year Two [Member]
Debt Instrument [Line Items]
Long Term Debt Prepayment Amount As A Percentage Of Principal													2.00%
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Trinity Capital [Member] | Master Equipment Financing Agreement [Member] | Equipment Financing [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt							$ 400,000
Warrants Issued							219,839
Long Term Debt																	5,000,000
Debt Instrument Current Borrowings Capacity																		$ 11,300,000
Debt Instrument Unused Borrowing Capacity																	6,300,000
Interest Rate							3.25%
Debt Instrument Advances Drawn							$ 11,300,000
Debt Instrument Carrying Amount							14,700,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase, Accrued Interest		$ 1,600,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Horizon Term Loan [Member]
Debt Instrument [Line Items]
Long Term Debt				14,418,000	14,418,000		$ 14,528,000		14,418,000
Debt Instrument Unused Borrowing Capacity													$ 10,000,000
Debt Instrument Maturity Date							Feb. 01, 2023
Debt Instrument Maturity Date							Jul. 01, 2025
Proceeds from Issuance of Debt							$ 600,000
Debt Instrument Carrying Amount				$ 15,000,000	$ 15,000,000		$ 15,000,000		$ 15,000,000
Debt Instrument, Interest Rate, Effective Percentage				9.00%	9.00%		10.50%		9.00%
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Horizon Term Loan [Member] | Warrant [Member]
Debt Instrument [Line Items]
Fair Value Of warrants In Debt Issuance Cost							$ 400,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Horizon Term Loan [Member] | Horizon Technology Finance Corporation [Member] | Powerscourt Investments XXV, LP (Horizon) [Member]
Debt Instrument [Line Items]
Long Term Debt							25,000,000
Debt instrument Current Borrowings Capacity							15,000,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Silicon Valley Bank Term Loan [Member]
Debt Instrument [Line Items]
Long Term Debt				$ 9,775,000	$ 9,775,000		$ 8,842,000		$ 9,775,000
Debt Instrument Unused Borrowing Capacity																	5,000,000
Debt Instrument Maturity Date							Sep. 01, 2024
Debt Instrument Final Payment Fee Charged As Percentage Of Principal Amount							4.00%
Proceeds from Issuance of Debt							$ 300,000
Fair Value Of warrants In Debt Issuance Cost							$ 200,000
Warrants Issued							51,724
Debt Issuance Cost							$ 400,000
Debt Instrument Carrying Amount				$ 10,000,000	$ 10,000,000		$ 9,000,000		$ 10,000,000
Debt Instrument, Interest Rate, Effective Percentage				3.50%	3.50%		5.00%		3.50%
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Silicon Valley Bank Term Loan [Member] | Prepayment Year One [Member]
Debt Instrument [Line Items]
Long Term Debt Prepayment Amount As A Percentage Of Principal														3.00%
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Silicon Valley Bank Term Loan [Member] | Prepayment Year Two [Member]
Debt Instrument [Line Items]
Long Term Debt Prepayment Amount As A Percentage Of Principal												2.00%
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Silicon Valley Bank Term Loan [Member] | Prepayment Year Three [Member]
Debt Instrument [Line Items]
Long Term Debt Prepayment Amount As A Percentage Of Principal											1.00%
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Silicon Valley Bank Term Loan [Member] | Silicon Valley Bank [Member] | Loan And Security Agreement [Member]
Debt Instrument [Line Items]
Long Term Debt																	15,000
Debt instrument Current Borrowings Capacity																	$ 10,000,000
Debt Instrument Unused Borrowing Capacity															$ 5,000,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Two Thousand And Twenty One PIPE Notes [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Proceeds From Convertible Debt				$ 35,300,000
Repayments of Debt	$ 35,300,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Two Thousand And Twenty Notes [Member]
Debt Instrument [Line Items]
Interest Payable				1,400,000	$ 1,400,000				$ 1,400,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Two Thousand And Twenty Notes [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Convertible notes		$ 16,800,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Pipe Notes [Member] | Convertible Debt [Member] | Prior Year End [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 13,500,000	$ 13,500,000				$ 13,500,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | PIPE Instruments [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Proceeds From Convertible Debt			$ 21,800,000